INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES
11.	INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2013, 2014 and 2015 on the basis that JMU did not have any assessable profits arising in or derived from Hong Kong for those years.

PRC

The enterprise income tax (‘‘EIT'') law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC are 25%.

No taxable income for both domestic and foreign entities of the Group.

Credit for income tax consisted of the following:

Year ended
December 31, 2015
Income tax benefits:
Current income tax expenses	$—
Deferred income tax benefits	1,249,696
Total	$1,249,696

The significant components of the Group's deferred tax assets and liabilities were as follows:

December 31, 2015
Deferred tax assets
Current deferred tax assets	$-
Total current deferred tax assets	-
Non-current
Net operating loss carry forwards	1,955,301
Total deferred tax assets	1,955,301
Less: valuation allowance	(1,955,301)
Net deferred tax assets	$—
Deferred tax liabilities
Non-current
Acquired intangible assets	$12,640,736
Total deferred tax liabilities	$12,640,736

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Group's experience with tax attributes expiring unused and tax planning alternatives. The Group's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Group had incurred net operating losses carry forwards nil and $8,064,039 from the Group's PRC entities for the years ended December 31, 2014 and 2015, respectively, which would expire on various dates through 2020. The Group operates its business through its subsidiaries, its VIE and its subsidiaries. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIE and its subsidiaries may not be used to offset other subsidiaries' or VIE's earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. As of December 31, 2014 and 2015, valuation allowance was nil and $1,955,301, respectively, which were provided against deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes is as follows:

For the year ended December 31, 2015

Net loss before provision for income taxes	$(105,895,819)
Statutory tax rates in the PRC	25%
Income tax at statutory tax rate	(26,473,955)
Expenses not deductible for tax purposes
Goodwill impairment	21,483,693
Entertainment expenses exceeded tax limit	7,687
Other expenses exceeded tax limit	226,428
Effect of income tax rate difference in other jurisdiction	4,050,542
Changes of valuation allowance	1,955,301
Income tax benefits	$1,249,696

The EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside the PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside the PRC earned to be subject to the PRC's 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within the PRC.

Pursuant to the additional guidance released by the Chinese government on April 22, 2009 and issued bulletin on August 3, 2011 which provide more guidance on the implementation, management does not believe that the legal entities organized outside the PRC should be characterized as the PRC tax residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company are incorporated, does not have a tax treaty with the PRC.

There were no aggregate undistributed earnings of the Company's subsidiaries, VIE and VIE's subsidiaries located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2015.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements for the years ended December 31, 2013, 2014 and 2015. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits within 12 months from December 31, 2015. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

Since January 1, 2008, the relevant tax authorities of the Group's subsidiaries, VIE and VIE's subsidiaries located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2015 of the Group's PRC subsidiaries, VIE and VIE's subsidiaries, remain subject to tax audits as of December 31, 2015, at the tax authority's discretion.